Operating income	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of revenue [text block]
NOTES ON PROFIT/(LOSS) FROM CONTINUING OPERATIONS
2.1. REVENUES
The Group’s revenue for the year ended December 31, 2025, and for the years ended December 31, 2024 and 2023 reached EUR 9,627 million, EUR 9,148 and EUR 8,515 million, respectively.
The Group's revenue from contracts with customers, as interpreted by IFRS 15, amounted to EUR 9,516 million, EUR 9,024 million and EUR 8,339 million, respectively (Note 4.4), for the years ended December 31, 2025, 2024 and 2023.
Revenue also includes financial income from services provided by the concession operators that apply the financial asset model, totaling EUR 10 million, EUR 9 million and EUR 10 million in 2025, 2024 and 2023, respectively.
Set out below is a breakdown of revenue by segment and comparative figures for 2025, 2024 and 2023:
For the year ended December 31, 2025:

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	7,368	285	7,653	6%
Highways	1,373	1	1,374	9%
Airports	111	—	111	22%
Energy	337	2	339	26%
Other activities (*)	259	201	460	(11)%
Adjustments	—	(310)	(310)	38%
Total	9,450	177	9,627	5%
(*) Inter-segment sales of Other activities, relate mainly to support services provided by the Corporation to the rest of the Group’s businesses, which are eliminated in the consolidation process.
For the year ended December 31, 2024:

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	6,921	315	7,236	5%
Highways	1,246	10	1,256	16%
Airports	82	9	91	14%
Energy	268	2	270	30%
Other activities (*)	347	172	519	3%
Adjustments	—	(224)	(224)	(4)%
Total	8,865	283	9,148	7%
(*) Inter-segment sales of Other activities, relate mainly to support services provided by the Corporation to the rest of the Group’s businesses, which are eliminated in the consolidation process.
For the year ended December 31, 2023:

(Million euro)	External sales	Inter-segment sales	Total
Construction	6,381	489	6,870
Highways	1,084	1	1,085
Airports	80	—	80
Energy	207	—	207
Other activities (*)	350	156	506
Adjustments	—	(233)	(233)
Total	8,102	413	8,515
(*) Inter-segment sales of Other activities, relate mainly to support services provided by the Corporation to the rest of the Group’s businesses, which are eliminated in the consolidation process.
Inter-segment sales reached EUR 177 million for the period ended December 31, 2025, and are mainly related to works completed by the Construction business for the infrastructure concession operators (Note 1.3.2 and Note 6.8).
The breakdown of sales by geographic area is as follows:

(Million euro)	2025	2024	Var. 25/24	2023	Var. 24/23
USA	3,485	3,271	214	2,879	392
Poland	2,228	2,119	109	2,160	(41)
Spain	1,891	1,584	307	1,476	108
UK	804	809	(5)	771	38
Canada	371	246	125	161	85
Other	848	1,119	(271)	1,068	51
TOTAL	9,627	9,148	479	8,515	633
The Ferrovial Group’s sales in its five main markets accounted for 91% of total sales in 2025 (88% in 2024 and 87% in 2023).